Note 33	12 Months Ended
Dec. 31, 2025
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the off-balance sheet exposures is as follows:

COMMITMENTS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Loan commitments given	7.2.2	227,554	188,515	152,868
Of which: impaired		179	160	165
Central banks		—	254	—
General governments		3,886	3,247	3,115
Credit institutions		18,223	13,441	15,595
Other financial corporations		14,295	8,656	7,063
Non-financial corporations		92,124	82,891	71,303
Households		99,026	80,026	55,791
Financial guarantees given	7.2.2	24,865	22,503	18,839
Of which: impaired (1)		138	192	229
Central banks		—	—	—
General governments		147	183	74
Credit institutions		774	636	978
Other financial corporations		3,204	2,843	2,177
Non-financial corporations		20,512	18,724	15,460
Households		228	116	150
Other commitments given	7.2.2	60,159	51,215	42,577
Of which: impaired (1)		359	439	636
Central banks		—	—	—
General governments		368	354	327
Credit institutions		7,265	6,447	3,607
Other financial corporations		4,043	3,256	1,837
Non-financial corporations		48,291	41,005	36,681
Households		192	153	125
Total	7.2.2	312,578	262,233	214,283
(1) Non-performing financial guarantees given amounted to €497 million, €631 million and €865 million, respectively, as of December 31, 2025, 2024 and 2023.
As of December 31, 2025 and 2024, the provisions for loan commitments, financial guarantees and other commitments given, recorded in the consolidated balance sheet amounted to €482 million, €110 million and €133 million, and €372 million, €140 million and €155 million, respectively (see Note 24).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered to be the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.
In the years 2025, 2024 and 2023, no issuance of debt securities carried out by associates of the BBVA Group, joint venture entities or non-Group entities have been guaranteed.